Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patents		$ 12	$ 12
Less—Accumulated amortization		(2)	(1)
Intangible assets, net	$ 10	$ 10	$ 11